Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Policy Acquisition Costs	$ 319.0	$ 290.8	$ 306.6
Net Reserves for Losses and LAE	2,813.2	4,313.7	3,970.1	$ 4,632.0
Net Reserves for Unearned Premiums	1,720.2	1,516.2	1,363.7
Net earned premiums	2,688.7	2,410.5	2,527.5
Net Investment Income	188.1	147.5	154.6
Losses and LAE Expenses	1,680.0	1,693.3	1,840.8
Policy Acquisition Expenses	431.8	414.1	465.7
Net written premiums	2,896.0	2,587.7	2,577.8
General and Administrative Expenses	386.5	333.1	308.0
Reinsurance
Deferred Policy Acquisition Costs	227.2	205.2	206.8
Net Reserves for Losses and LAE	1,360.7	2,148.4	2,095.7
Net Reserves for Unearned Premiums	862.4	688.6	617.6
Net earned premiums	1,251.8	1,118.8	1,287.7
Losses and LAE Expenses	770.3	705.2	958.6
Policy Acquisition Expenses	252.4	221.6	246.0
Net written premiums	1,426.4	1,199.0	1,297.7
General and Administrative Expenses	142.5	121.3	110.8
Insurance
Deferred Policy Acquisition Costs	91.8	85.6	99.8
Net Reserves for Losses and LAE	1,452.5	2,165.3	1,874.4
Net Reserves for Unearned Premiums	857.8	827.6	746.1
Net earned premiums	1,436.9	1,291.7	1,239.8
Losses and LAE Expenses	909.7	988.1	882.2
Policy Acquisition Expenses	179.4	192.5	219.7
Net written premiums	1,469.6	1,388.7	1,280.1
General and Administrative Expenses	$ 244.0	$ 211.8	$ 197.2